Payden High Income Fund

Schedule of Investments
- January 31, 2025 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (1%
)
60 Chase Auto Owner Trust , 0.00% , 6/25/30 (a) $ 404
1,600,000 Cologix Canadian Issuer LP 2022-1CAN 144A ,
7.74% , 1/25/52 CAD (b) (c) 1,060
1,500,000 Exeter Automobile Receivables Trust 2022-2A
144A , 6.34% , 10/15/29 (b) 1,493
19 Exeter Automobile Receivables Trust 2021-2 ,
0.00% , 2/15/28 (a) 1,112
2,000,000 Hotwire Funding LLC 2024-1A 144A , 9.19% ,
6/20/54 (b) 2,098
1,770,606 JPMorgan Chase Bank N.A.-CACLN 2021-1
144A , 28.35% , 9/25/28 (b) 1,910
80 Santander Consumer Auto Receivables Trust
2021-C , 0.00% , 6/15/28 (a) 932
9,580 Santander Drive Auto Receivables Trust 2024-S2
144A , 0.00% , 12/16/28 (a) (b) 1,686
87 Santander Drive Auto Receivables Trust 2023-
S1 , 0.00% , (a) 2,201
Total Asset Backed (Cost - $13,747)
12,896
Bank Loans(d) (6%
)
495,169 Adtalem Global Education Inc. Term Loan B 1L ,
( 1 mo. Term Secured Overnight Financing Rate
+ 2.750% ) , 7.06% , 8/12/28 498
2,933,494 Advantage Sales & Marketing Inc. Term Loan B2
1L , ( 3 mo. Term Secured Overnight Financing
Rate + 4.250% ) , 8.81% , 10/28/27 2,934
2,268,600 Albion Financing 3 Sarl Term Loan B 1L , ( 3
mo. Term Secured Overnight Financing Rate +
3.250% ) , 8.80% , 8/16/29 2,289
1,950,000 Amneal Pharmaceuticals LLC Term Loan B 1L , ( 1
mo. Term Secured Overnight Financing Rate +
4.500% ) , 9.81% , 5/04/28 2,009
1,467,172 Cloud Software Group Inc. Term Loan B1 1L , ( 3
mo. Term Secured Overnight Financing Rate +
3.750% ) , 7.83% , 3/30/29 1,479
508,000 Cloud Software Group Inc. Term Loan B2 1L , ( 1
mo. Term Secured Overnight Financing Rate +
2.750% ) , 8.08% , 3/21/31 512
606,195 DirectV Financing LLC Term Loan NON-EXT
1L , ( 3 mo. Term Secured Overnight Financing
Rate + 5.000% ) , 9.55% , 8/02/27 608
1,880,000 Emg Utica Midstream Holdings LLC Term Loan
B 1L , ( 1 mo. Term Secured Overnight Financing
Rate + 4.000% ) , 4.00% , 10/24/29 1,889
2,223,825 Epic Y Grade Services LP Term Loan B 1L , ( 3
mo. Term Secured Overnight Financing Rate +
4.750% ) , 10.04% , 6/29/29 2,234
1,990,013 Fiesta Purchaser Inc. Term Loan B 1L , ( 1 mo.
Term Secured Overnight Financing Rate +
3.250% ) , 7.56% , 2/12/31 1,999
2,461,874 First Student Bidco Inc. Term Loan B2 1L , ( 1
mo. Term Secured Overnight Financing Rate +
2.000% ) , 7.70% , 7/21/28 2,471
159,583 Hertz Corp. Term Loan C-EXIT 1L , ( 1 mo. Term
Secured Overnight Financing Rate + 3.250% ) ,
7.93% , 6/30/28 144
823,353 Hertz Corp. Term Loan B-EXIT 1L , ( 1 mo. Term
Secured Overnight Financing Rate + 3.250% ) ,
7.93% , 6/30/28 745
1,673,978 Journey Personal Care Corp. Term Loan B 1L , ( 1
mo. Term Secured Overnight Financing Rate +
3.750% ) , 8.06% , 3/01/28 1,683
Principal
or Shares Security Description
Value
(000)
2,125,000 Leia Finco U.S. LLC Term Loan 2L , ( 3 mo. Term
Secured Overnight Financing Rate + 4.250% ) ,
9.54% , 10/09/32 $ 2,112
1,800,488 Modena Buyer LLC Term Loan B 1L , ( 3 mo.
Term Secured Overnight Financing Rate +
3.500% ) , 8.79% , 7/01/31 1,705
2,000,000 Naked Juice LLC Term Loan 2L , ( 3 mo. Term
Secured Overnight Financing Rate + 6.500% ) ,
10.43% , 1/24/30 700
1,700,000 Nexus Buyer LLC Term Loan 2L , ( 1 mo. Term
Secured Overnight Financing Rate + 6.250% ) ,
10.66% , 11/05/29 1,703
965,000 PetsMart LLC Term Loan B 1L , ( 1 mo. Term
Secured Overnight Financing Rate + 3.500% ) ,
8.16% , 2/11/28 969
1,915,000 Project Alpha Intermediate Holding Inc. Term
Loan 2L , ( 1 mo. Term Secured Overnight
Financing Rate + 5.000% ) , 5.50% , 11/22/32 1,937
2,464,671 Sinclair Television Group Inc. Term Loan B4 1L ,
( 1 mo. Term Secured Overnight Financing Rate
+ 2.750% ) , 8.16% , 4/21/29 2,097
2,114,700 Sotera Health Holdings LLC Term Loan B 1L , ( 1
mo. Term Secured Overnight Financing Rate +
2.250% ) , 7.56% , 5/30/31 2,124
1,469,925 Spirit Aerosystems Inc. Term Loan B 1L , ( 3
mo. Term Secured Overnight Financing Rate +
3.500% ) , 8.79% , 1/15/27 1,490
1,985,025 Tacala Investment Corp. Term Loan B 1L , ( 1
mo. Term Secured Overnight Financing Rate +
2.500% ) , 7.81% , 1/31/31 2,013
5,380,000 Third Coast Infrastructure LLC Term Loan B 1L ,
( 1 mo. Term Secured Overnight Financing Rate
+ 4.250% ) , 8.56% , 9/25/30 5,409
982,575 Transdigm Inc. Term Loan K 1L , ( 3 mo. Term
Secured Overnight Financing Rate + 2.750% ) ,
7.08% , 3/22/30 988
2,052,632 Truist Insurance Holdings LLC Term Loan 2L , ( 3
mo. Term Secured Overnight Financing Rate +
4.750% ) , 9.08% , 5/06/32 2,089
1,496,250 U.S. Silica Co. Term Loan B 1L , ( 1 mo. Term
Secured Overnight Financing Rate + 3.500% ) ,
8.81% , 7/31/31 1,497
3,211,950 WaterBridge Midstream Operating LLC Term
Loan B 1L , ( 3 mo. Term Secured Overnight
Financing Rate + 4.750% ) , 9.08% , 6/27/29 3,219
1,985,000 WestJet Loyalty LP Term Loan B 1L , ( 3 mo.
Term Secured Overnight Financing Rate +
2.250% ) , 7.58% , 2/14/31 1,995
Total Bank Loans (Cost - $54,150)
53,541
Corporate Bond (86%
)
Automotive  (5%)
2,100,000 Adient Global Holdings Ltd. , 7.50% ,
2/15/33 (b) 2,127
2,215,000 Adient Global Holdings Ltd. 144A , 8.25% ,
4/15/31 (b) 2,299
2,500,000 Allison Transmission Inc. 144A , 3.75% ,
1/30/31 (b) (e) 2,232
2,500,000 American Axle & Manufacturing Inc. , 6.50% ,
4/01/27 2,504
3,245,000 Aston Martin Capital Holdings Ltd. 144A ,
10.00% , 3/31/29 (b) 3,224

Payden Mutual Funds
Payden High Income Fund
continued
Principal
or Shares Security Description
Value
(000)
2,700,000 Clarios Global LP/Clarios U.S. Finance Co.
144A , 6.75% , 2/15/30 (b) $ 2,745
2,600,000 Ford Motor Credit Co. LLC , 7.20% , 6/10/30 2,743
4,210,000 Garrett Motion Holdings Inc./Garrett LX I Sarl
144A , 7.75% , 5/31/32 (b) 4,293
1,750,000 Goodyear Tire & Rubber Co. , 5.00% , 7/15/29 1,634
2,750,000 Goodyear Tire & Rubber Co. , 5.25% , 7/15/31 (e) 2,522
3,300,000 IHO Verwaltungs GmbH 144A , 7.75% ,
11/15/30 (b) 3,311
2,750,000 Jaguar Land Rover Automotive PLC 144A ,
5.50% , 7/15/29 (b) 2,708
2,030,000 JB Poindexter & Co. Inc. 144A , 8.75% ,
12/15/31 (b) 2,165
2,500,000 Phinia Inc. 144A , 6.63% , 10/15/32 (b) 2,507
4,500,000 Tenneco Inc. 144A , 8.00% , 11/17/28 (b) 4,300
2,650,000 ZF North America Capital Inc. 144A , 7.13% ,
4/14/30 (b) 2,652
43,966
Banking  (2%)
3,800,000 Bank of Montreal , ( 5 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 3.452% ) ,
7.70% , 5/26/84 (f) 3,943
2,600,000 Goldman Sachs Group Inc. , ( 5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.461% ) , 6.85% (f) (g) 2,630
1,750,000 Intesa Sanpaolo SpA 144A , ( 1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.600% ) , 4.20% , 6/01/32 (b) (f) 1,554
4,600,000 Toronto-Dominion Bank , ( 5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.075% ) , 8.13% , 10/31/82 (f) 4,818
2,165,000 UniCredit SpA 144A , ( 5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.750% ) , 5.46% , 6/30/35 (b) (f) 2,110
15,055
Basic Industry  (10%)
2,020,000 AAR Escrow Issuer LLC 144A , 6.75% ,
3/15/29 (b) 2,067
1,300,000 Alcoa Nederland Holding BV 144A , 7.13% ,
3/15/31 (b) 1,350
1,554,375 ARD Finance SA 144A , 6.50% , 6/30/27 (b) 97
1,870,000 Avient Corp. 144A , 6.25% , 11/01/31 (b) 1,867
2,000,000 Bombardier Inc. 144A , 7.00% , 6/01/32 (b) (e) 2,042
1,000,000 Bombardier Inc. 144A , 8.75% , 11/15/30 (b) 1,078
2,700,000 Brundage-Bone Concrete Pumping Holdings Inc.
144A , 7.50% , 2/01/32 (b) 2,736
3,000,000 Builders FirstSource Inc. 144A , 4.25% ,
2/01/32 (b) 2,707
3,000,000 Cleveland-Cliffs Inc. 144A , 6.75% , 4/15/30 (b) 2,990
400,000 Cleveland-Cliffs Inc. 144A , 7.00% ,
3/15/32 (b) (e) 400
2,500,000 Cleveland-Cliffs Inc. 144A , 7.38% , 5/01/33 (b) 2,488
2,000,000 Coeur Mining Inc. 144A , 5.13% , 2/15/29 (b) 1,947
1,980,000 Eldorado Gold Corp. 144A , 6.25% , 9/01/29 (b) 1,956
2,500,000 Element Solutions Inc. 144A , 3.88% , 9/01/28 (b) 2,389
2,080,000 Empire Communities Corp. 144A , 9.75% ,
5/01/29 (b) 2,171
1,475,000 EMRLD Borrower LP/Emerald Co.-Issuer Inc.
144A , 6.63% , 12/15/30 (b) 1,494
2,000,000 FMG Resources August 2006 Pty Ltd. 144A ,
4.38% , 4/01/31 (b) 1,827
Principal
or Shares Security Description
Value
(000)
1,500,000 FMG Resources August 2006 Pty Ltd. 144A ,
6.13% , 4/15/32 (b) $ 1,491
4,450,000 Goat Holdco LLC 144A , 6.75% , 2/01/32 (b) 4,438
2,000,000 Hillenbrand Inc. , 6.25% , 2/15/29 2,020
3,250,000 Kaiser Aluminum Corp. 144A , 4.50% ,
6/01/31 (b) 2,922
2,175,000 KBR Inc. 144A , 4.75% , 9/30/28 (b) 2,070
2,700,000 LGI Homes Inc. 144A , 7.00% , 11/15/32 (b) 2,689
1,820,000 Manitowoc Co. Inc. 144A , 9.25% , 10/01/31 (b) 1,894
1,895,000 MasTec Inc. 144A , 6.63% , 8/15/29 (b) 1,888
3,930,000 Mineral Resources Ltd. 144A , 9.25% ,
10/01/28 (b) 4,161
3,800,000 Miter Brands Acquisition Holdco Inc./MIWD
Borrower LLC 144A , 6.75% , 4/01/32 (b) 3,848
750,000 NOVA Chemicals Corp. 144A , 4.25% ,
5/15/29 (b) (e) 704
2,000,000 Novelis Sheet Ingot GmbH , 3.38% , 4/15/29
EUR (c) (h) 1,992
2,210,000 Olympus Water U.S. Holding Corp. 144A ,
9.75% , 11/15/28 (b) 2,343
2,800,000 SCIH Salt Holdings Inc. 144A , 4.88% ,
5/01/28 (b) 2,719
1,150,000 Standard Building Solutions Inc. 144A , 6.50% ,
8/15/32 (b) 1,162
2,500,000 Standard Industries Inc. 144A , 4.38% ,
7/15/30 (b) 2,323
1,000,000 Standard Industries Inc. 144A , 4.75% ,
1/15/28 (b) 974
3,240,000 TransDigm Inc. , 4.88% , 5/01/29 3,078
3,450,000 TransDigm Inc. 144A , 6.00% , 1/15/33 (b) 3,407
750,000 TransDigm Inc. 144A , 6.63% , 3/01/32 (b) 764
600,000 TransDigm Inc. 144A , 6.88% , 12/15/30 (b) 615
2,500,000 TTM Technologies Inc. 144A , 4.00% ,
3/01/29 (b) 2,347
1,720,000 Velocity Vehicle Group LLC 144A , 8.00% ,
6/01/29 (b) 1,793
3,000,000 Wilsonart LLC 144A , 11.00% , 8/15/32 (b) 3,003
86,251
Consumer Goods  (4%)
3,000,000 Albertsons Cos. Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC 144A , 4.88% ,
2/15/30 (b) 2,885
3,620,000 B&G Foods Inc. 144A , 8.00% , 9/15/28 (b) 3,756
1,500,000 Coty Inc./HFC Prestige Products Inc./HFC
Prestige International U.S. LLC 144A , 4.75% ,
1/15/29 (b) 1,447
730,000 Fiesta Purchaser Inc. 144A , 7.88% , 3/01/31 (b) 756
5,250,000 KeHE Distributors LLC/KeHE Finance Corp./
NextWave Distribution Inc. 144A , 9.00% ,
2/15/29 (b) 5,463
1,200,000 Newell Brands Inc. , 6.38% , 5/15/30 1,218
1,815,000 Newell Brands Inc. , 6.88% , 4/01/36 (e) 1,859
1,800,000 Post Holdings Inc. 144A , 4.50% , 9/15/31 (b) 1,629
900,000 Post Holdings Inc. 144A , 4.63% , 4/15/30 (b) 838
1,000,000 Post Holdings Inc. 144A , 5.50% , 12/15/29 (b) 980
3,250,000 Primo Water Holdings Inc. 144A , 4.38% ,
4/30/29 (b) 3,073
4,425,000 Simmons Foods Inc./Simmons Prepared Foods
Inc./Simmons Pet Food Inc./Simmons Feed
144A , 4.63% , 3/01/29 (b) 4,128
2,175,000 Spectrum Brands Inc. 144A , 3.88% , 3/15/31 (b) 1,873
2,680,000 Viking Baked Goods Acquisition Corp. 144A ,
8.63% , 11/01/31 (b) 2,627

Principal
or Shares Security Description
Value
(000)
1,500,000 Winnebago Industries Inc. 144A , 6.25% ,
7/15/28 (b) $ 1,493
34,025
Energy  (11%)
1,250,000 AltaGas Ltd. 144A , ( 5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
3.573% ) , 7.20% , 10/15/54 (b) (f) 1,259
1,156,000 Ascent Resources Utica Holdings LLC/ARU
Finance Corp. 144A , 9.00% , 11/01/27 (b) 1,431
1,675,000 Azule Energy Finance PLC 144A , 8.13% ,
1/23/30 (b) 1,700
2,735,000 Baytex Energy Corp. 144A , 7.38% , 3/15/32 (b) 2,697
3,368,155 Borr IHC Ltd./Borr Finance LLC 144A , 10.38% ,
11/15/30 (b) 3,365
2,100,000 California Resources Corp. 144A , 8.25% ,
6/15/29 (b) 2,161
2,045,000 CVR Energy Inc. 144A , 8.50% , 1/15/29 (b) 2,004
1,815,000 Energy Transfer LP , ( 5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
2.829% ) , 7.13% , 10/01/54 (e) (f) 1,861
3,275,000 Frontera Energy Corp. 144A , 7.88% ,
6/21/28 (b) (e) 2,667
4,434,000 Global Marine Inc. , 7.00% , 6/01/28 4,212
6,322,000 Gran Tierra Energy Inc. 144A , 9.50% ,
10/15/29 (b) 5,964
395,000 Greenfire Resources Ltd. 144A , 12.00% ,
10/01/28 (b) 423
1,430,000 Hilcorp Energy I LP/Hilcorp Finance Co. 144A ,
6.88% , 5/15/34 (b) 1,380
2,150,000 Hilcorp Energy I LP/Hilcorp Finance Co. 144A ,
7.25% , 2/15/35 (b) 2,102
2,500,000 International Petroleum Corp. 144A , 7.25% ,
2/01/27 (b) (h) 2,481
4,650,000 Kimmeridge Texas Gas LLC 144A , 8.50% ,
2/15/30 (b) 4,671
1,726,000 Kosmos Energy Ltd. 144A , 7.50% ,
3/01/28 (b) (e) 1,641
1,277,000 Kosmos Energy Ltd. 144A , 7.75% , 5/01/27 (b) 1,238
1,000,000 Matador Resources Co. 144A , 6.25% ,
4/15/33 (b) 988
3,155,000 Moss Creek Resources Holdings Inc. 144A ,
8.25% , 9/01/31 (b) 3,146
560,000 Nabors Industries Inc. 144A , 8.88% , 8/15/31 (b) 531
5,910,000 NewCo Holding USD 20 Sarl 144A , 9.38% ,
11/07/29 (b) 6,033
2,310,000 NFE Financing LLC 144A , 12.00% ,
11/15/29 (b) 2,412
1,000,000 Obsidian Energy Ltd. , 11.95% , 7/27/27
CAD (c) (h) 717
3,955,000 Oceanica Lux 144A , 13.00% , 10/02/29 (b) 3,822
6,450,000 OHI Group SA 144A , 13.00% , 7/22/29 (b) 6,650
2,740,000 Pattern Energy Operations LP/Pattern Energy
Operations Inc. 144A , 4.50% , 8/15/28 (b) 2,592
1,300,000 PBF Holding Co. LLC/PBF Finance Corp. 144A ,
7.88% , 9/15/30 (b) 1,301
3,000,000 SEPLAT Energy PLC 144A , 7.75% , 4/01/26 (b) 2,997
2,200,000 Shearwater GeoServices AS , 9.50% , 4/03/29 2,109
3,050,000 Surge Energy Inc. 144A , 8.50% , 9/05/29
CAD (b) (c) 2,114
4,040,000 TerraForm Power Operating LLC 144A , 4.75% ,
1/15/30 (b) 3,736
2,275,000 Transocean Inc. 144A , 8.25% , 5/15/29 (b) 2,285
Principal
or Shares Security Description
Value
(000)
1,500,000 Trident Energy Finance PLC 144A , 12.50% ,
11/30/29 (b) $ 1,586
2,200,000 Valaris Ltd. 144A , 8.38% , 4/30/30 (b) 2,261
1,980,000 Venture Global LNG Inc. 144A , ( 5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 5.440% ) , 9.00% (b) (f) (g) 2,065
2,495,000 Vital Energy Inc. 144A , 7.88% , 4/15/32 (b) 2,462
4,380,000 W&T Offshore Inc. 144A , 10.75% ,
2/01/29 (b) (e) 4,381
2,300,000 Weatherford International Ltd. 144A , 8.63% ,
4/30/30 (b) 2,387
1,955,000 Wildfire Intermediate Holdings LLC 144A ,
7.50% , 10/15/29 (b) 1,935
101,767
Financial Services  (9%)
2,600,000 Aircastle Ltd. 144A , ( 5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
4.410% ) , 5.25% (b) (e) (f) (g) 2,571
4,625,000 Ally Financial Inc. B , ( 5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
3.868% ) , 4.70% (f) (g) 4,449
3,165,000 Bread Financial Holdings Inc. 144A , 9.75% ,
3/15/29 (b) 3,415
3,300,000 Compass Group Diversified Holdings LLC 144A ,
5.25% , 4/15/29 (b) 3,197
2,520,000 Encore Capital Group Inc. 144A , 9.25% ,
4/01/29 (b) 2,704
900,000 Fortress Intermediate 3 Inc. 144A , 7.50% ,
6/01/31 (b) 929
3,100,000 Freedom Mortgage Holdings LLC 144A , 9.13% ,
5/15/31 (b) 3,212
4,650,000 Freedom Mortgage Holdings LLC 144A , 9.25% ,
2/01/29 (b) 4,857
3,750,000 goeasy Ltd. 144A , 6.88% , 5/15/30 (b) 3,811
1,450,000 goeasy Ltd. 144A , 7.63% , 7/01/29 (b) 1,500
2,000,000 Greystar Real Estate Partners LLC 144A , 7.75% ,
9/01/30 (b) 2,120
1,325,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp. , 4.38% , 2/01/29 1,146
2,000,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp. , 5.25% , 5/15/27 1,940
1,830,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp. , 6.25% , 5/15/26 1,829
1,775,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp. , 9.75% , 1/15/29 1,824
900,000 Jane Street Group/JSG Finance Inc. 144A ,
4.50% , 11/15/29 (b) 851
3,650,000 Jefferson Capital Holdings LLC 144A , 6.00% ,
8/15/26 (b) 3,645
1,425,000 Jefferson Capital Holdings LLC 144A , 9.50% ,
2/15/29 (b) 1,524
3,600,000 Midcap Financial Issuer Trust 144A , 6.50% ,
5/01/28 (b) 3,544
2,750,000 Nationstar Mortgage Holdings Inc. 144A ,
5.13% , 12/15/30 (b) 2,600
2,700,000 Navient Corp. , 5.50% , 3/15/29 2,591
1,000,000 OneMain Finance Corp. , 4.00% , 9/15/30 897
1,250,000 OneMain Finance Corp. , 5.38% , 11/15/29 1,214
350,000 OneMain Finance Corp. , 6.63% , 1/15/28 356
1,000,000 OneMain Finance Corp. , 7.13% , 11/15/31 1,029
2,500,000 PennyMac Financial Services Inc. 144A , 4.25% ,
2/15/29 (b) 2,342

Payden Mutual Funds
Payden High Income Fund
continued
Principal
or Shares Security Description
Value
(000)
1,725,000 PennyMac Financial Services Inc. 144A , 7.88% ,
12/15/29 (b) $ 1,808
2,000,000 PRA Group Inc. 144A , 5.00% , 10/01/29 (b) 1,852
3,130,000 PRA Group Inc. 144A , 8.88% , 1/31/30 (b) 3,278
1,500,000 Rocket Mortgage LLC/Rocket Mortgage Co.-
Issuer Inc. 144A , 3.88% , 3/01/31 (b) 1,326
2,900,000 SLM Corp. , 6.50% , 1/31/30 2,929
2,810,000 Synchrony Financial , 7.25% , 2/02/33 2,942
4,455,000 UWM Holdings LLC 144A , 6.63% , 2/01/30 (b) 4,467
78,699
Healthcare  (6%)
4,220,000 Bausch & Lomb Corp. 144A , 8.38% ,
10/01/28 (b) 4,424
800,000 Bausch Health Cos. Inc. 144A , 4.88% ,
6/01/28 (b) 649
2,050,000 Bausch Health Cos. Inc. 144A , 6.13% ,
2/01/27 (b) 1,876
1,720,000 BellRing Brands Inc. 144A , 7.00% , 3/15/30 (b) 1,785
4,280,000 CHS/Community Health Systems Inc. 144A ,
5.25% , 5/15/30 (b) 3,652
2,500,000 CHS/Community Health Systems Inc. 144A ,
8.00% , 12/15/27 (b) 2,486
2,000,000 CVS Health Corp. , ( 5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
2.886% ) , 7.00% , 3/10/55 (f) 2,025
2,990,000 DaVita Inc. 144A , 3.75% , 2/15/31 (b) 2,633
3,070,000 Fortrea Holdings Inc. 144A , 7.50% ,
7/01/30 (b) (e) 3,086
1,710,000 LifePoint Health Inc. 144A , 9.88% , 8/15/30 (b) 1,826
2,175,000 Molina Healthcare Inc. 144A , 3.88% ,
11/15/30 (b) 1,973
2,175,000 Molina Healthcare Inc. 144A , 6.25% ,
1/15/33 (b) 2,161
3,500,000 Organon & Co./Organon Foreign Debt Co.-Issuer
BV , 2.88% , 4/30/28 EUR (c) (h) 3,526
1,000,000 Organon & Co./Organon Foreign Debt Co.-Issuer
BV 144A , 5.13% , 4/30/31 (b) 906
1,850,000 Organon & Co./Organon Foreign Debt Co.-Issuer
BV 144A , 7.88% , 5/15/34 (b) (e) 1,889
3,500,000 Owens & Minor Inc. 144A , 6.63% ,
4/01/30 (b) (e) 3,373
2,400,000 Prestige Brands Inc. 144A , 3.75% , 4/01/31 (b) 2,135
5,060,000 Prime Healthcare Services Inc. 144A , 9.38% ,
9/01/29 (b) 4,816
3,000,000 Star Parent Inc. 144A , 9.00% , 10/01/30 (b) 3,161
3,250,000 Tenet Healthcare Corp. , 4.38% , 1/15/30 3,043
3,000,000 Tenet Healthcare Corp. , 6.13% , 10/01/28 3,004
54,429
Insurance  (2%)
3,000,000 Alliant Holdings Intermediate LLC/Alliant
Holdings Co.-Issuer 144A , 6.75% , 10/15/27 (b) 2,989
2,575,000 Alliant Holdings Intermediate LLC/Alliant
Holdings Co.-Issuer 144A , 7.00% , 1/15/31 (b) 2,622
1,750,000 Assurant Inc. , ( 3 mo. LIBOR USD + 4.135% ) ,
7.00% , 3/27/48 (f) 1,781
5,000,000 Enstar Finance LLC , ( 5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
4.006% ) , 5.50% , 1/15/42 (f) 4,827
2,410,000 Ryan Specialty LLC 144A , 5.88% , 8/01/32 (b) 2,390
14,609
Leisure  (3%)
1,430,000 Amer Sports Co. 144A , 6.75% , 2/16/31 (b) 1,469
Principal
or Shares Security Description
Value
(000)
1,650,000 Caesars Entertainment Inc. 144A , 6.00% ,
10/15/32 (b) $ 1,606
2,000,000 Carnival Corp. 144A , 6.00% , 5/01/29 (b) 2,005
2,335,000 Carnival Corp. 144A , 6.13% , 2/15/33 (b) 2,342
2,500,000 Churchill Downs Inc. 144A , 5.75% , 4/01/30 (b) 2,471
1,625,000 Cinemark USA Inc. 144A , 7.00% , 8/01/32 (b) 1,671
2,500,000 Hilton Domestic Operating Co. Inc. 144A ,
5.88% , 3/15/33 (b) 2,485
1,350,000 Light & Wonder International Inc. 144A , 7.50% ,
9/01/31 (b) 1,408
2,680,000 MGM Resorts International , 6.50% , 4/15/32 2,684
510,000 Royal Caribbean Cruises Ltd. 144A , 5.38% ,
7/15/27 (b) 511
1,000,000 Royal Caribbean Cruises Ltd. 144A , 5.50% ,
8/31/26 (b) 1,002
900,000 Royal Caribbean Cruises Ltd. 144A , 5.50% ,
4/01/28 (b) 903
1,883,550 Sabre GLBL Inc. 144A , 10.75% , 11/15/29 (b) 1,950
2,775,000 Travel + Leisure Co. 144A , 4.50% , 12/01/29 (b) 2,631
2,025,000 Wynn Resorts Finance LLC/Wynn Resorts
Capital Corp. 144A , 7.13% , 2/15/31 (b) 2,119
27,257
Media  (7%)
770,000 AMC Networks Inc. , 4.25% , 2/15/29 611
2,200,000 AMC Networks Inc. 144A , 10.25% , 1/15/29 (b) 2,351
3,670,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A , 4.25% , 2/01/31 (b) 3,258
3,150,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A , 4.25% , 1/15/34 (b) 2,576
1,500,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A , 4.50% , 8/15/30 (b) 1,366
1,000,000 CCO Holdings LLC/CCO Holdings Capital
Corp. , 4.50% , 5/01/32 868
2,000,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A , 4.50% , 6/01/33 (b) 1,699
2,750,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A , 4.75% , 3/01/30 (b) 2,549
2,000,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A , 4.75% , 2/01/32 (b) 1,781
2,550,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A , 5.38% , 6/01/29 (b) 2,466
3,190,000 Cogent Communications Group LLC 144A ,
7.00% , 6/15/27 (b) 3,229
1,250,000 Directv Financing LLC 144A , 8.88% ,
2/01/30 (b) 1,237
790,000 Directv Financing LLC/Directv Financing Co.-
Obligor Inc. 144A , 5.88% , 8/15/27 (b) 783
2,500,000 DISH Network Corp. 144A , 11.75% ,
11/15/27 (b) 2,642
4,650,000 EchoStar Corp. , 10.75% , 11/30/29 5,016
2,520,000 EquipmentShare.com Inc. 144A , 9.00% ,
5/15/28 (b) 2,659
1,000,000 Gray Media Inc. 144A , 5.38% , 11/15/31 (b) 597
1,110,000 Gray Media Inc. 144A , 10.50% , 7/15/29 (b) 1,163
1,300,000 Match Group Holdings II LLC 144A , 3.63% ,
10/01/31 (b) 1,117
1,500,000 Match Group Holdings II LLC 144A , 4.63% ,
6/01/28 (b) 1,445
2,740,000 McGraw-Hill Education Inc. 144A , 8.00% ,
8/01/29 (b) 2,791
2,240,000 News Corp. 144A , 5.13% , 2/15/32 (b) 2,139
3,450,000 Nexstar Media Inc. 144A , 4.75% , 11/01/28 (b) 3,256

Principal
or Shares Security Description
Value
(000)
1,800,000 Outfront Media Capital LLC/Outfront Media
Capital Corp. 144A , 7.38% , 2/15/31 (b) $ 1,888
3,540,000 Rakuten Group Inc. 144A , 9.75% , 4/15/29 (b) 3,873
1,000,000 Sinclair Television Group Inc. 144A , 8.13% ,
2/15/33 (b) 1,006
4,500,000 Sirius XM Radio LLC 144A , 3.88% , 9/01/31 (b) 3,879
4,400,000 Univision Communications Inc. 144A , 7.38% ,
6/30/30 (b) 4,347
575,000 Virgin Media Secured Finance PLC 144A ,
4.50% , 8/15/30 (b) 510
1,500,000 Virgin Media Secured Finance PLC 144A ,
5.50% , 5/15/29 (b) 1,437
64,539
Real Estate  (4%)
1,635,000 Blackstone Mortgage Trust Inc. 144A , 7.75% ,
12/01/29 (b) 1,685
1,360,000 Brandywine Operating Partnership LP , 8.88% ,
4/12/29 1,454
4,000,000 Iron Mountain Inc. 144A , 4.88% , 9/15/29 (b) 3,837
1,500,000 Iron Mountain Inc. 144A , 5.25% , 3/15/28 (b) 1,475
1,840,000 Iron Mountain Inc. 144A , 6.25% , 1/15/33 (b) 1,844
1,000,000 Kennedy-Wilson Inc. , 4.75% , 3/01/29 925
2,500,000 Ladder Capital Finance Holdings LLLP/Ladder
Capital Finance Corp. 144A , 4.75% , 6/15/29 (b) 2,380
2,500,000 MPT Operating Partnership LP/MPT Finance
Corp. , 3.33% , 3/24/25 EUR (c) (e) 2,593
4,000,000 MPT Operating Partnership LP/MPT Finance
Corp. , 4.63% , 8/01/29 (e) 3,059
3,120,000 Park Intermediate Holdings LLC/PK Domestic
Property LLC/PK Finance Co.-Issuer 144A ,
7.00% , 2/01/30 (b) 3,196
2,500,000 Piedmont Operating Partnership LP , 9.25% ,
7/20/28 2,750
2,000,000 Service Properties Trust , 5.50% , 12/15/27 1,927
1,150,000 Service Properties Trust , 8.88% , 6/15/32 (e) 1,121
880,000 Star Holding LLC 144A , 8.75% , 8/01/31 (b) 858
2,260,000 Starwood Property Trust Inc. 144A , 6.50% ,
7/01/30 (b) 2,283
2,250,000 Uniti Group LP/Uniti Group Finance 2019 Inc./
CSL Capital LLC 144A , 4.75% , 4/15/28 (b) 2,140
1,430,000 Uniti Group LP/Uniti Group Finance 2019 Inc./
CSL Capital LLC 144A , 10.50% , 2/15/28 (b) 1,530
2,750,000 XHR LP 144A , 4.88% , 6/01/29 (b) 2,615
2,860,000 XHR LP 144A , 6.63% , 5/15/30 (b) 2,894
40,566
Retail  (7%)
2,850,000 1011778 BC ULC/New Red Finance Inc. 144A ,
4.00% , 10/15/30 (b) 2,583
2,000,000 1011778 BC ULC/New Red Finance Inc. 144A ,
5.63% , 9/15/29 (b) 1,994
2,500,000 Arko Corp. 144A , 5.13% , 11/15/29 (b) (e) 2,310
2,000,000 Asbury Automotive Group Inc. 144A , 4.63% ,
11/15/29 (b) 1,903
2,750,000 Asbury Automotive Group Inc. 144A , 5.00% ,
2/15/32 (b) 2,575
1,000,000 Bath & Body Works Inc. 144A , 6.63% ,
10/01/30 (b) 1,019
2,500,000 Bath & Body Works Inc. , 6.88% , 11/01/35 2,582
2,230,000 Cougar JV Subsidiary LLC 144A , 8.00% ,
5/15/32 (b) 2,336
2,000,000 Dealer Tire LLC/DT Issuer LLC 144A , 8.00% ,
2/01/28 (b) 1,990
Principal
or Shares Security Description
Value
(000)
4,150,000 Evergreen Acqco 1 LP/TVI Inc. 144A , 9.75% ,
4/26/28 (b) $ 4,362
1,950,000 Fertitta Entertainment LLC/Fertitta
Entertainment Finance Co. Inc. 144A , 6.75% ,
1/15/30 (b) 1,838
2,000,000 FirstCash Inc. 144A , 4.63% , 9/01/28 (b) 1,914
1,750,000 FirstCash Inc. 144A , 5.63% , 1/01/30 (b) 1,714
2,740,000 Group 1 Automotive Inc. 144A , 4.00% ,
8/15/28 (b) (e) 2,602
3,720,000 Hanesbrands Inc. 144A , 9.00% , 2/15/31 (b) 3,978
1,820,000 LCM Investments Holdings II LLC 144A ,
8.25% , 8/01/31 (b) 1,913
525,000 Macy's Retail Holdings LLC , 4.30% , 2/15/43 365
1,450,000 Macy's Retail Holdings LLC 144A , 5.88% ,
3/15/30 (b) 1,396
915,000 Nordstrom Inc. , 5.00% , 1/15/44 693
1,815,000 PetSmart Inc./PetSmart Finance Corp. 144A ,
4.75% , 2/15/28 (b) 1,741
1,400,000 QVC Inc. 144A , 6.88% , 4/15/29 (b) 1,169
2,200,000 Raising Cane's Restaurants LLC 144A , 9.38% ,
5/01/29 (b) 2,359
2,200,000 Saks Global Enterprises LLC 144A , 11.00% ,
12/15/29 (b) 2,108
3,000,000 Sally Holdings LLC/Sally Capital Inc. , 6.75% ,
3/01/32 3,025
2,800,000 Sonic Automotive Inc. 144A , 4.88% ,
11/15/31 (b) (e) 2,584
4,625,000 Veritiv Operating Co. 144A , 10.50% ,
11/30/30 (b) 5,032
2,505,000 Victra Holdings LLC/Victra Finance Corp. 144A ,
8.75% , 9/15/29 (b) 2,656
750,000 Walgreens Boots Alliance Inc. , 4.10% ,
4/15/50 (e) 499
750,000 Walgreens Boots Alliance Inc. , 4.80% , 11/18/44 563
61,803
Service  (4%)
2,150,000 ADT Security Corp. 144A , 4.13% , 8/01/29 (b) 2,023
2,125,000 Albion Financing 1 Sarl/Aggreko Holdings Inc.
144A , 6.13% , 10/15/26 (b) 2,130
1,610,000 Alta Equipment Group Inc. 144A , 9.00% ,
6/01/29 (b) 1,562
2,000,000 Avis Budget Car Rental LLC/Avis Budget
Finance Inc. 144A , 8.00% , 2/15/31 (b) (e) 2,070
1,525,000 Avis Budget Car Rental LLC/Avis Budget
Finance Inc. 144A , 8.25% , 1/15/30 (b) 1,576
2,000,000 Carriage Services Inc. 144A , 4.25% , 5/15/29 (b) 1,836
2,315,000 Cimpress PLC 144A , 7.38% , 9/15/32 (b) 2,302
4,000,000 Deluxe Corp. 144A , 8.13% , 9/15/29 (b) 4,119
2,000,000 Madison IAQ LLC 144A , 5.88% , 6/30/29 (b) 1,930
2,350,000 Neptune Bidco U.S. Inc. 144A , 9.29% ,
4/15/29 (b) 2,005
2,300,000 Prime Security Services Borrower LLC/Prime
Finance Inc. 144A , 6.25% , 1/15/28 (b) 2,299
2,445,000 PROG Holdings Inc. 144A , 6.00% , 11/15/29 (b) 2,366
2,370,000 Reworld Holding Corp. 144A , 4.88% ,
12/01/29 (b) 2,210
2,000,000 United Rentals North America Inc. , 3.88% ,
2/15/31 1,823
1,145,000 Williams Scotsman Inc. 144A , 6.63% ,
6/15/29 (b) 1,174
1,120,000 Williams Scotsman Inc. 144A , 7.38% ,
10/01/31 (b) 1,172
32,597

Payden Mutual Funds
Payden High Income Fund
continued
Principal
or Shares Security Description
Value
(000)
Technology  (2%)
2,320,000 Cloud Software Group Inc. 144A , 8.25% ,
6/30/32 (b) $ 2,413
750,000 Cloud Software Group Inc. 144A , 9.00% ,
9/30/29 (b) 769
2,750,000 Consensus Cloud Solutions Inc. 144A , 6.50% ,
10/15/28 (b) 2,782
2,600,000 Diebold Nixdorf Inc. 144A , 7.75% , 3/31/30 (b) 2,698
2,295,000 Helios Software Holdings Inc./ION Corporate
Solutions Finance Sarl 144A , 8.75% , 5/01/29 (b) 2,366
1,500,000 Rocket Software Inc. 144A , 9.00% , 11/28/28 (b) 1,555
2,540,000 Western Digital Corp. , 2.85% , 2/01/29 2,280
1,880,000 Xerox Holdings Corp. 144A , 5.50% , 8/15/28 (b) 1,605
3,960,000 ZoomInfo Technologies LLC/ZoomInfo Finance
Corp. 144A , 3.88% , 2/01/29 (b) 3,652
20,120
Telecommunications  (3%)
1,460,000 Advantage Sales & Marketing Inc. 144A , 6.50% ,
11/15/28 (b) 1,384
1,500,000 Altice France SA 144A , 5.13% , 7/15/29 (b) 1,195
2,065,000 C&W Senior Finance Ltd. 144A , 6.88% ,
9/15/27 (b) 2,067
1,970,000 CommScope LLC 144A , 4.75% , 9/01/29 (b) 1,756
2,500,000 Frontier Communications Holdings LLC 144A ,
5.88% , 10/15/27 (b) 2,502
2,500,000 Go Daddy Operating Co. LLC/GD Finance Co.
Inc. 144A , 3.50% , 3/01/29 (b) 2,313
700,000 Level 3 Financing Inc. 144A , 10.50% ,
4/15/29 (b) 788
1,650,000 Level 3 Financing Inc. 144A , 10.50% ,
5/15/30 (b) 1,806
1,000,000 Millicom International Cellular SA 144A ,
4.50% , 4/27/31 (b) 887
2,568,000 Optics Bidco SpA 2033 144A , 6.38% ,
11/15/33 (b) 2,551
2,165,000 Sable International Finance Ltd. 144A , 7.13% ,
10/15/32 (b) 2,119
4,250,000 Stagwell Global LLC 144A , 5.63% , 8/15/29 (b) 4,105
432,000 Telecom Italia Capital SA , 6.38% , 11/15/33 426
3,270,000 Vmed O2 UK Financing I PLC 144A , 4.25% ,
1/31/31 (b) 2,836
2,230,000 Zegona Finance PLC 144A , 8.63% , 7/15/29 (b) 2,386
29,121
Transportation  (2%)
760,000 American Airlines Inc. 144A , 7.25% , 2/15/28 (b) 778
2,475,000 American Airlines Inc. 144A , 8.50% , 5/15/29 (b) 2,609
3,000,000 American Airlines Inc./AAdvantage Loyalty IP
Ltd. 144A , 5.75% , 4/20/29 (b) 2,995
830,000 First Student Bidco Inc./First Transit Parent Inc.
144A , 4.00% , 7/31/29 (b) (e) 774
1,850,000 Fortress Transportation and Infrastructure
Investors LLC 144A , 5.50% , 5/01/28 (b) 1,809
2,075,000 Fortress Transportation and Infrastructure
Investors LLC 144A , 7.00% , 6/15/32 (b) 2,106
1,500,000 Fortress Transportation and Infrastructure
Investors LLC 144A , 7.88% , 12/01/30 (b) 1,566
1,250,000 JetBlue Airways Corp./JetBlue Loyalty LP 144A ,
9.88% , 9/20/31 (b) 1,322
1,500,000 United Airlines Inc. 144A , 4.63% , 4/15/29 (b) 1,441
2,635,000 XPO Inc. 144A , 7.13% , 2/01/32 (b) 2,722
18,122
Principal
or Shares Security Description
Value
(000)
Utility  (5%)
2,100,000 Alpha Generation LLC 144A , 6.75% ,
10/15/32 (b) $ 2,125
3,760,000 California Buyer Ltd./Atlantica Sustainable
Infrastructure PLC 144A , 6.38% , 2/15/32 (b) 3,708
500,000 Calpine Corp. 144A , 4.50% , 2/15/28 (b) 485
1,750,000 Calpine Corp. 144A , 4.63% , 2/01/29 (b) 1,672
1,000,000 Calpine Corp. 144A , 5.13% , 3/15/28 (b) 983
2,500,000 Clearway Energy Operating LLC 144A , 4.75% ,
3/15/28 (b) 2,421
3,000,000 Energizer Gamma Acquisition BV , 3.50% ,
6/30/29 EUR (c) (h) 2,976
2,750,000 Evergy Inc. , ( 5 yr. US Treasury Yield Curve Rate
T Note Constant Maturity + 2.558% ) , 6.65% ,
6/01/55 (f) 2,759
2,700,000 Lightning Power LLC 144A , 7.25% , 8/15/32 (b) 2,791
4,400,000 NextEra Energy Operating Partners LP 144A ,
7.25% , 1/15/29 (b) (e) 4,432
2,500,000 NRG Energy Inc. 144A , 3.38% , 2/15/29 (b) 2,290
1,880,000 NRG Energy Inc. 144A , 6.25% , 11/01/34 (b) 1,854
1,500,000 PG&E Corp. , 5.00% , 7/01/28 1,447
2,265,000 Talen Energy Supply LLC 144A , 8.63% ,
6/01/30 (b) 2,418
3,600,000 Venture Global LNG Inc. 144A , 9.50% ,
2/01/29 (b) 4,015
1,450,000 Venture Global LNG Inc. 144A , 9.88% ,
2/01/32 (b) 1,597
450,000 Vistra Operations Co. LLC 144A , 6.88% ,
4/15/32 (b) 463
2,250,000 Vistra Operations Co. LLC 144A , 7.75% ,
10/15/31 (b) 2,377
40,813
Total Corporate Bond (Cost - $760,503)
763,739
Mortgage Backed (1%
)
4,100,000 Connecticut Avenue Securities Trust 2019-HRP1
144A , ( U.S. Secured Overnight Financing Rate
Index 30day Average + 9.364% ) , 13.72% ,
11/25/39 (b) (f) 4,527
1,785,049 STACR Trust 2018-HRP1 144A , ( U.S. Secured
Overnight Financing Rate Index 30day Average
+ 11.864% ) , 16.22% , 5/25/43 (b) (f) 2,178
1,550,000 STACR Trust 2018-HRP2 144A , ( U.S. Secured
Overnight Financing Rate Index 30day Average
+ 10.614% ) , 14.97% , 2/25/47 (b) (f) 1,896
Total Mortgage Backed (Cost - $7,435)
8,601
Investment Company (9%
)
76,522,023 Payden Cash Reserves Money Market Fund *
(Cost - $76,522)
76,522
Total Investments (Cost - $912,357) (103%)
915,299
Liabilities in excess of Other Assets (-3%)
(23,755)
Net Assets (100%) $ 891,544
* Affiliated investment.
(a) Yield to maturity at time of purchase.
(b) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(c) Principal in foreign currency.
(d) Floating rate security. The rate shown reflects the rate in effect at January 31,
2025. The stated maturity is subject to prepayments.

(e) All or a portion of these securities are on loan. At January 31, 2025, the total market value of the Fund’s securities on loan is $30,288 and the total market value of the collateral held by the Fund is $31,421. Amounts in 000s.
(f) Floating rate security. The rate shown reflects the rate in effect at January
31, 2025.
(g) Perpetual security with no stated maturity date.
(h) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
USD 6,182
CAD  8,329 State Street Bank & Trust Co. 03/19/2025 $ 440
USD 17,241
EUR  15,419 State Street Bank & Trust Co. 03/19/2025 1,211
1,651
Liabilities:
CAD 923 USD  673 State Street Bank & Trust Co. 03/19/2025 (37)
EUR 4,604 USD  5,018 State Street Bank & Trust Co. 03/19/2025 (231)
(268)
Net Unrealized Appreciation (Depreciation)
$1,383
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Depreciation
(000s)
Long Contracts:
U.S. Treasury 10-Year Note Future 285 Mar-25 $ 31,020 $ (531) $ (531)
Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation/
(Depreciation)
(000s)
3-Year Interest Rate Swap, Pay Fixed 2.640% Annually,
Receive Variable 2.912% (ESTRON) Annually 03/24/2025 EUR 2,500 $21 $1 $20
3-Year SOFR Swap, Receive Fixed 4.430% Annually, Pay
Variable 4.380% (SOFRRATE) Annually 03/24/2025 USD 2,550 (16) – (16)
4-Year Interest Rate Swap, Pay Fixed 2.630% Annually,
Receive Variable 2.912% (ESTRON) Annually 02/01/2026 EUR 1,000 6 1 5
4-Year SOFR Swap, Receive Fixed 4.230% Annually, Pay
Variable 4.380% (SOFRRATE) Annually 02/01/2026 USD 1,030 (10) – (10)
6-Year Interest Rate Swap, Pay Fixed 2.650% Annually,
Receive Variable 2.912% (ESTRON) Annually 04/30/2028 EUR 3,500 (44) 3 (47)
6-Year SOFR Swap, Receive Fixed 3.970% Annually, Pay
Variable 4.380% (SOFRRATE) Annually 04/30/2028 USD 3,630 (41) 2 (43)
7-Year Interest Rate Swap, Pay Fixed 2.660% Annually,
Receive Variable 2.912% (ESTRON) Annually 06/30/2029 EUR 3,000 (61) 3 (64)
7-Year Interest Rate Swap, Pay Fixed 2.660% Annually,
Receive Variable 2.912% (ESTRON) Annually 04/15/2029 EUR 2,000 (34) – (34)
7-Year SOFR Swap, Receive Fixed 3.890% Annually, Pay
Variable 4.380% (SOFRRATE) Annually 06/30/2029 USD 3,130 (42) 2 (44)
7-Year SOFR Swap, Receive Fixed 3.900% Annually, Pay
Variable 4.380% (SOFRRATE) Annually 04/15/2029 USD 2,080 (33) – (33)
$(254) $12 $(266)